Income Tax Expense (Details) - Schedule of income before income tax - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 172,584,054	¥ 93,765,444	¥ 162,701,566
Cayman Islands [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(477,322)	(189,507)	(2,847,746)
BVI [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	(20,803)	(247)	(22,126)
Hong Kong [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	2,773,547	(11,202,740)	3,424,910
PRC [Member]
Income Tax Expense (Details) - Schedule of income before income tax [Line Items]
Total	¥ 170,308,632	¥ 105,157,938	¥ 162,146,528